[redacted]
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalbertl@nyse.com

CIK 1000234

NYSE Group

06064477

CERTNYS

27

1-33199

December 27, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ITLA CAPITAL CORPORATION, Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 27, 2006. Tentative listing date – December 29, 2006.

Sincerely,

PROCESSED
DEC 28 2006
THOMSON
FINANCIAL